Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2021
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
29. Financial instruments – additional disclosures
The following tables show the carrying values of financial instruments by measurement categories as of December 31, 2021 and 2020. Except for straight bonds (see Note 19), the carrying values are equal to, or a reasonable approximation of, the fair values.
		2021

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities

Cash and cash equivalents [1]	16	10 397	2 010

Time deposits and short-term investments with original maturity more than 90 days	16	12 965

Trade receivables	15	8 005

Other receivables and current assets	17	793

Marketable securities - debt securities	16		2 741

Long-term financial investments - equity securities	13		1 195	468

Long-term financial investments - debt securities	13		34

Long-term financial investments - fund investments	13			366

Long-term loans, advances, security deposits and other long-term receivables	13	332

Associated companies at fair value through profit and loss				192

Derivative financial instruments	16			105

Contingent consideration receivables	13			641

Total financial assets		32 492	5 980	1 772

Interest-bearing accounts of employees payable on demand	21	1 814

Bank and other short-term financial debt	21	899

Commercial paper	21	893

Straight bonds	19	25 296

Long-term liabilities to banks and other financial institutions	19	227

Trade payables		5 553

Commitment for repurchase of own shares	18/22	2 809

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 094

Derivative financial instruments	21			68

Lease liabilities	10				1 896

Total financial liabilities		37 491		1 162	1 896

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
		2020

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities

Cash and cash equivalents	16	9 658

Time deposits and short-term investments with original maturity more than 90 days	16	1 609

Trade receivables	15	8 217

Other receivables and current assets	17	963

Marketable securities - debt securities	16		26

Long-term financial investments - equity securities	13		1 111	466

Long-term financial investments - debt securities	13		36

Long-term financial investments - fund investments	13			366

Long-term loans, advances, security deposits and other long-term receivables	13	297

Associated companies at fair value through profit and loss				211

Derivative financial instruments	16			159

Contingent consideration receivables	13			625

Total financial assets		20 744	1 173	1 827

Interest-bearing accounts of employees payable on demand	21	2 085

Bank and other short-term financial debt	21	976

Commercial paper	21	4 258

Straight bonds	19	28 298

Long-term liabilities to banks and other financial institutions	19	233

Trade payables		5 403

Commitment for repurchase of own shares	18/22	1 769

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 069

Derivative financial instruments	21			194

Lease liabilities	10				2 005

Total financial liabilities		43 022		1 263	2 005

Derivative financial instruments
The following tables show the contract or underlying principal amounts and fair values of derivative financial instruments analyzed by type of contract at December 31, 2021 and 2020. Contract or underlying principal amounts indicate the gross volume of business outstanding at the consolidated balance sheet date and do not represent amounts at risk. The fair values are determined by reference to market prices or standard pricing models that use observable market inputs at December 31, 2021 and 2020.
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2021	2020	2021	2020	2021	2020

Forward foreign exchange rate contracts	13 248	13 679	92	151	-35	-165

Commodity purchase contract	17	11	13	8

Options on equity securities	82	70			-33	-29

Total derivative financial instruments included in marketable securities and in current financial debts	13 347	13 760	105	159	-68	-194

The following table shows by currency contract or underlying principal amount the derivative financial instruments at December 31, 2021 and 2020:
	2021

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 485	5 158	6 605	13 248

Commodity purchase contract		17		17

Options on equity securities		82		82

Total derivative financial instruments	1 485	5 257	6 605	13 347

	2020

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	2 432	6 376	4 871	13 679

Commodity purchase contract		11		11

Options on equity securities		70		70

Total derivative financial instruments	2 432	6 457	4 871	13 760

Derivative financial instruments effective for hedge accounting purposes
At the end of 2021 and 2020, there were no open hedging instruments for anticipated transactions.
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on increasing subjectivity associated with the inputs to derive fair valuation for these assets and liabilities, which are as follows:
The assets carried at Level 1 fair value are equity and debt securities listed in active markets.
The assets generally included in Level 2 fair value hierarchy are foreign exchange and interest rate derivatives, and certain debt securities. Foreign exchange and interest rate derivatives are valued using corroborated market data. The liabilities generally included in this fair value hierarchy consist of foreign exchange and interest rate derivatives.
Level 3 inputs are unobservable for the asset or liability. The assets generally included in Level 3 fair value hierarchy are various investments in hedge funds and unquoted equity security investments. Contingent consideration carried at fair value is included in this category.
	2021

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Debt securities [1]	2 010			2 010

Cash and cash equivalents	2 010			2 010

Marketable securities - debt securities	2 719	22		2 741

Total marketable securities	2 719	22		2 741

Derivative financial instruments		105		105

Total marketable securities and derivative financial instruments	2 719	127		2 846

Debt and equity securities	1 080		617	1 697

Fund investments	28		338	366

Contingent consideration receivables			641	641

Total long-term financial investments	1 108		1 596	2 704

Associated companies at fair value through profit and loss			192	192

Financial liabilities
Contingent consideration payables			-1 075	-1 075

Other financial liabilities			-19	-19

Derivative financial instruments		-68		-68

Total financial liabilities at fair value		-68	-1 094	-1 162

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
	2020

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Debt securities		26		26

Total marketable securities		26		26

Derivative financial instruments		159		159

Total marketable securities and derivative financial instruments		185		185

Debt and equity securities	1 153		460	1 613

Fund investments	30		336	366

Contingent consideration receivables			625	625

Total long-term financial investments	1 183		1 421	2 604

Associated companies at fair value through profit and loss			211	211

Financial liabilities
Contingent consideration payables			-1 046	-1 046

Other financial liabilities			-23	-23

Derivative financial instruments		-194		-194

Total financial liabilities at fair value		-194	-1 069	-1 263

The change in carrying values associated with Level 3 financial instruments, using significant unobservable inputs during the year ended December 31, is set forth below:
	2021

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables

January 1	211	366	460	625	-1 046

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	2	70	69	124	182

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-26	-8	-13	-44	-189

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	-2	-1	51	-22	22

Purchases	34	12	137		-88

Cash receipts and payments				-42	44

Disposals	-27	-71	-43

Reclassification		-30	-44

December 31	192	338	617	641	-1 075

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2021	-24	62	56	80	-7

	2020

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	186	233	581	399	-1 036	-29

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	57	151	34	173	206

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-18	-8	-39		-90	-3

Fair value adjustments recognized in the consolidated statement of comprehensive income	4	3	33	40	-62	-2

Purchases	24	17	123	43	-123

Cash receipts and payments				-30	63	11

Disposals	-23	-61	-109

Reclassification	-19	31	-163		-4

December 31	211	366	460	625	-1 046	-23

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2020	39	143	-5	173	116	-3

During 2021, there were several individually non-significant transfers of equity securities from Level 3 to Level 1 for USD 73 million (2020: USD 166 million), due to Initial Public Offerings of the invested companies. During 2021, there was a transfer of equity securities of USD 29 million from Level 1 to Level 3 due to de-listing (2020: nil).
Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through the consolidated income statement are recorded in the consolidated income statement under “Other income” or “Other expense,” respectively. Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through other comprehensive income are not recycled through the consolidated income statement but are instead reclassified to retained earnings.
During the year, the net loss and net gain recorded on associated companies, fund investments and long-term financial investments at fair value through profit and loss were USD 173 million and USD 212 million, respectively.
To determine the fair value of a contingent consideration, various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate and timing and different scenarios of triggering events. The inputs are interrelated. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
If the most significant parameters for the Level 3 input were to change by 10% positively or negatively, or where the probability of success (POS) is the most significant input parameter, 10% were added or deducted from the applied probability of success, for contingent consideration payables and contingent consideration receivables, this would change the amounts recorded in the 2021 consolidated income statement by USD 246 million and USD 198 million, respectively.
Equity securities measured at fair value through other comprehensive income
Equity securities held as strategic investments, typically held outside the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. These are made up of individually non-significant investments. At December 31, 2021, the Group holds 60 non-listed equity securities (December 31, 2020: 56) and 40 listed equity securities (December 31, 2020: 34) in this category with the following fair values:
(USD millions)	2021	2020

Listed equity securities	888	862

Non-listed equity securities	307	249

Total equity securities	1 195	1 111

During 2021, dividends received from these equity securities were insignificant (2020: nil). In 2021, in accordance with the consolidated foundations Alcon Inc. shares divestment plans, Alcon Inc. shares with a fair value of USD 9 million were sold (2020: USD 331 million), and the USD 1 million gain on disposal (2020: USD 13 million gain) was transferred from other comprehensive income to retained earnings during 2021. In addition, in 2021, equity securities that were no longer considered strategic, with a fair value of USD 254 million (2020: USD 206 million), were sold, and the USD 211 million gain on disposal (2020: USD 137 million gain) was transferred from other comprehensive income to retained earnings (see Note 8).
Nature and extent of risks arising from financial instruments
Market risk
Market risk in general comprises currency risk, interest rate risk and price risk, such as commodity and equity prices. Novartis is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of the investments. The Group actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is the Group’s policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures. It does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, it does not sell short assets it does not have, or does not know it will have, in the future. The Group only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience.
Foreign currency exchange rate risk
The Group uses the US dollar as its reporting currency. As a result, the Group is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies. Fluctuations in the exchange rates between the US dollar and other currencies can have a significant effect on both the Group’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Because our expenditures in Swiss francs are significantly higher than our revenues in Swiss francs, volatility in the value of the Swiss franc can have a significant impact on the reported value of our earnings, assets and liabilities, and the timing and extent of such volatility can be difficult to predict.
There is also a risk that certain countries could devalue their currency. If this occurs, it could impact the effective prices we would be able to charge for our products and also have an adverse impact on both our consolidated income statement and balance sheet.
Subsidiaries whose functional currencies have experienced a cumulative inflation rate of more than 100% over the past three years apply the rules of IAS 29 “Financial reporting in Hyperinflationary Economies.” The hyperinflationary economies in which Novartis operates are Argentina and Venezuela. Venezuela was hyperinflationary for all years presented, and Argentina became hyperinflationary effective July 1, 2018, requiring retroactive implementation of hyperinflation accounting as of January 1, 2018. The impacts of applying IAS 29 were not significant in all years presented.
The Group manages its global currency exposure by engaging in hedging transactions where management deems appropriate. Novartis may enter into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets, commitments and anticipated transactions. Novartis also uses forward contracts and may enter into foreign currency option contracts to hedge.
Net investments in subsidiaries in foreign countries are long-term investments. Their fair value changes through movements of foreign currency exchange rates. The Group has designated a certain portion of its long-term euro-denominated straight bonds as hedges of the translation risk arising on certain of these net investments in foreign operations with euro functional currency. As of December 31, 2021, long-term financial debt with a carrying amount of EUR 1.8 billion (USD 2.1 billion; December 31, 2020: USD 2.3 billion), has been designated as a hedge instrument. During 2021, USD 216 million of net of taxes unrealized income (unrealized loss in 2020: USD 201 million) was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge. The hedge remained effective since inception, and no amount was recognized in the consolidated income statement in 2021, 2020 and 2019.
Commodity price risk
The Group has only a very limited exposure to price risk related to anticipated purchases of certain commodities used as raw materials by the Group’s businesses. A change in those prices may alter the gross margin of a specific business, but generally by not more than 10% of the margin and thus below the Group’s risk management tolerance levels. Accordingly, the Group does not enter into significant commodity futures, forward or option contracts to manage fluctuations in prices of anticipated purchases.
Interest rate risk
The Group addresses its net exposure to interest rate risk mainly through the ratio of its fixed-rate financial debt to variable-rate financial debt contained in its total financial debt portfolio. To manage this mix, Novartis may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable interest rates.
Equity risk
The Group may purchase equities as investments of its liquid funds. As a policy, it limits its holdings in an unrelated company to less than 5% of its liquid funds. Potential investments are thoroughly analyzed. Call options are written on equities that the Group owns, and put options are written on equities that the Group wants to buy and for which cash is available.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, the Group periodically assesses country and customer credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate.
The provisions for expected credit losses for customers are based on a forward-looking expected credit loss, which includes possible default events on the trade receivables over the entire holding period of the trade receivables.
In measuring the expected credit losses, trade receivables are grouped based on shared credit risk characteristics (such as private versus public receivables) and days past due. In determining the expected credit loss rates, the Group considers current and forward-looking macroeconomic factors that may affect the ability of the customers to settle the receivables, and historical loss rates for each category of customers.
The Group’s largest customer accounted for approximately 17% of net sales, and the second largest and third largest customers accounted for 11% and 6% of net sales, respectively (2020: 17%, 11% and 6%, respectively; 2019: 18%, 13% and 8%, respectively).
The highest amounts of trade receivables outstanding were for these same three customers and amounted to 16%, 12% and 7%, respectively, of the Group’s trade receivables at December 31, 2021 (2020: 14%, 12% and 6%, respectively). There is no other significant concentration of customer credit risk.
Counterparty risk
Counterparty risk encompasses issuer risk on marketable securities and money market instruments; credit risk on cash, time deposits and derivatives; as well as settlement risk for different instruments. Issuer risk is reduced by only buying securities that are at least A- rated. Counterparty credit risk and settlement risk are reduced by a policy of entering into transactions with counterparties (banks or financial institutions) that feature a strong credit rating. Exposure to these risks is closely monitored and kept within predetermined parameters. The limits are regularly assessed and determined based upon credit analysis, including financial statement and capital adequacy ratio reviews. In addition, reverse repurchasing agreements are contracted, and Novartis has entered into credit support agreements with various banks for derivative transactions. To further reduce the settlement risk, the Group has implemented a multi-currency system, Continuous Linked Settlement (CLS), providing multilateral netting (payment-versus-payment settlement) of cash flows from foreign exchange transactions.
The Group’s cash and cash equivalents include short-term highly rated government-backed debt securities, with an original maturity of three months or less, for approximately 16% (2020: nil) as well as cash and cash equivalents held with major regulated financial institutions; the three largest ones hold approximately 9.7%, 9.7% and 7.6%, respectively (2020: 14.1%, 12.6% and 9.7%, respectively).
The Group does not expect any losses from non-performance by these counterparties and does not have any significant grouping of exposures to financial sector or country risk.
Liquidity risk
Liquidity risk is defined as the risk that the Group could not be able to settle or meet its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. Group Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Novartis manages its liquidity risk on a consolidated basis according to business needs and tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility.
Certain countries have legal or economic restrictions on the ability of subsidiaries to transfer funds to the Group in the form of cash dividends, loans or advances, but these restrictions do not have an impact on the ability of the Group to meet its cash obligations.
Management monitors the Group’s net debt or liquidity position through rolling forecasts on the basis of expected cash flows.
Novartis has two US commercial paper programs under which it can issue up to USD 9.0 billion in the aggregate of unsecured commercial paper notes. Novartis also has one Japanese commercial paper program under which it can issue up to JPY 150 billion (approximately USD 1.3 billion) of unsecured commercial paper notes. Commercial paper notes totaling USD 0.9 billion under these three programs were outstanding as per December 31, 2021 (2020: USD 4.3 billion). Novartis further has a committed credit facility of USD 6.0 billion, which was renewed in September 2019. This credit facility is provided by a syndicate of banks and is intended to be used as a backstop for the US commercial paper programs. The facility matures in September 2024 and was undrawn as per December 31, 2021, and December 31, 2020.
In December 2019, Novartis entered into a short-term credit facility of USD 7 billion, with a maturity date of June 30, 2020, with a syndicate of banks. On January 7, 2020, Novartis borrowed USD 7 billion under the facility with interest based on the USD LIBOR. On February 14, 2020, Novartis repaid the full USD 7 billion initially borrowed. The facility expired on June 30, 2020.
The following table sets forth how management monitors net debt or liquidity based on details of the remaining contractual maturities of current financial assets and liabilities, excluding trade receivables and payables as well as contingent considerations at December 31, 2021, and December 31, 2020:
	2021

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	11	14 585	1 088	4	18	15 706

Commodities					111	111

Derivative financial instruments	21	64	7		13	105

Cash and cash equivalents	7 406	5 001				12 407

Total current financial assets	7 438	19 650	1 095	4	142	28 329

Non-current liabilities
Financial debt				-8 464	-14 438	-22 902

Financial debt - undiscounted				-8 490	-14 587	-23 077

Total non-current financial debt				-8 464	-14 438	-22 902

Current liabilities
Financial debt	-2 780	-521	-2 926			-6 227

Financial debt - undiscounted	-2 780	-521	-2 928			-6 229

Derivative financial instruments	-50	-16	-2			-68

Total current financial debt	-2 830	-537	-2 928			-6 295

Net debt	4 608	19 113	-1 833	-8 460	-14 296	-868

	2020

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	13	1 571	25	5	21	1 635

Commodities					111	111

Derivative financial instruments and accrued interest	38	110	4	4	3	159

Cash and cash equivalents	8 558	1 100				9 658

Total current financial assets	8 609	2 781	29	9	135	11 563

Non-current liabilities
Financial debt				-10 621	-15 638	-26 259

Financial debt - undiscounted				-10 661	-15 802	-26 463

Total non-current financial debt				-10 621	-15 638	-26 259

Current liabilities
Financial debt	-4 195	-2 218	-3 178			-9 591

Financial debt - undiscounted	-4 195	-2 219	-3 179			-9 593

Derivative financial instruments	-93	-84	-17			-194

Total current financial debt	-4 288	-2 302	-3 195			-9 785

Net debt	4 321	479	-3 166	-10 612	-15 503	-24 481

The consolidated balance sheet amounts of financial liabilities included in the above analysis are not materially different to the contractual amounts due on maturity. The positive and negative fair values on derivative financial instruments represent the net contractual amounts to be exchanged at maturity.
The Group’s contractual undiscounted potential cash flows from derivative financial instruments to be settled on a gross basis are as follows:
	2021

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-843	-5 482	-461	-6 786

Potential inflows in various currencies - from financial derivative assets	847	5 516	457	6 820

	2020

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-930	-4 096	-719	-5 745

Potential inflows in various currencies - from financial derivative assets	904	4 114	710	5 728

Other contractual liabilities that are not part of management’s monitoring of the net debt or liquidity consist of the following items:
	2021

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	-82	-445	-1 628	-3 908	-6 063

Lease liabilities	-78	-197	-639	-982	-1 896

Trade payables	-5 373	-180			-5 553

Commitment for repurchase of own shares	-2 809				-2 809

Contingent consideration liabilities	-54	-65	-517	-439	-1 075

	2020

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	-82	-468	-1 846	-4 251	-6 647

Lease liabilities	-77	-209	-692	-1 027	-2 005

Trade payables	-5 239	-164			-5 403

Commitment for repurchase of own shares	-1 769				-1 769

Contingent consideration liabilities	-24	-38	-639	-345	-1 046

Capital risk management
Novartis strives to maintain a strong credit rating. In managing its capital, Novartis focuses on maintaining a strong balance sheet. As of December 31, 2021, Moody’s Investors Service rated the Company A1 for long-term maturities and P-1 for short-term maturities, and S&P Global Ratings rated the Company AA- for long-term maturities and A-1+ for short-term maturities.
Sensitivity analysis
The Group uses sensitivity analysis disclosures to provide quantitative information about market risks to which it is exposed.
The sensitivity analysis disclosures are in line with the Group’s financial risk management policy, and enhance disclosures by moving to a one-parameter risk model that considers a one-factor linear relationship between risk factors and exposures, as compared to a multi-parameter model under Value-at-risk which was disclosed in prior years. The sensitivity analysis disclosures consider aggregated risk exposure arising from the most significant risk factors (currency risk, interest rate risk and equity prices risk) and includes all financial assets and financial liabilities as set forth in the table on page F-67.
The disclosures below illustrate the potential impact on the Group’s consolidated financial statements as a result of hypothetical market movements in foreign currency exchange rates, interest rates and equity prices. The range of variables chosen reflects management’s view of changes that are reasonably possible over a one-year period.
Foreign currency exchange rate sensitivity
The Group uses the US dollar as its reporting currency. As a result, the Group is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies, as well as in the Swiss franc. A strengthening (weakening) of the US dollar against these currencies as of December 31, 2021 and 2020 would have affected the measurement of financial instruments denominated in these foreign currencies. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical 5% increase or decrease in the foreign currency exchange rates against the US dollar would have impacted the Group’s consolidated income statement as presented below:
(USD millions)	2021	2020

5% increase in currency exchange rates against USD	3	5

5% decrease in currency exchange rates against USD	-3	-5

As of December 31, 2021, the Group designated EUR 1.8 billion (December 31, 2020: EUR 1.8 billion) of its long-term euro-denominated straight bonds as hedges of the translation risk arising on certain net investments in foreign operations with euro functional currency. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical 5% increase, or decrease, in the foreign currency exchange rates against the US dollar, without considering the translation effect of these net investments, would have impacted the Group’s consolidated equity as presented below:
(USD millions)	2021	2020

5% increase in currency exchange rates against USD	99	108

5% decrease in currency exchange rates against USD	-104	-114

Interest rate sensitivity
Our portfolio of fixed-income instruments as of December 31, 2021, was mainly composed of time deposits and debt securities.
Novartis uses duration models to approximate the possible change in the value of fixed-income instruments. Based on these models, management believes that a 100-basis point change in interest is deemed a reasonable possible change over a one-year period.
Based on exposures in 2021 and 2020, a hypothetical 100-basis point increase (decrease) in interest rates would not have resulted in a significant increase (decrease) in the fair values of the fixed-income instruments. In addition, a hypothetical 100-basis point increase (decrease) in interest rates would not have resulted in a material increase (decrease) of cash flows attributable to such fixed-income instruments.
The vast majority of our outstanding financial debts are with fixed interest rates and are therefore not affected by movements in interest rates.
Equity price sensitivity
Fund investments and equity securities held by the Novartis Venture Fund are valued at fair value through profit and loss. Equity securities held as strategic investments, typically held outside the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss.
The fair value of these fund investments and equity securities was USD 2.2 billion as of December 31, 2021 (December 31, 2020: USD 2.2 billion). The fair values of these investments are impacted by the volatility of the stock market, valuation parameters applied (for non-listed equities) and changes in general economic factors. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical increase or decrease of 15% in the risk factors would have impacted the Group’s consolidated income statement as presented below:
(USD millions)	2021	2020

15% increase in equity prices	154	156

15% decrease in equity prices	-154	-156

A hypothetical increase or decrease of 15% in the risk factors would have impacted the Group’s consolidated equity as presented below:
(USD millions)	2021	2020

15% increase in equity prices	179	167

15% decrease in equity prices	-179	-167